SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 38 – SUBSEQUENT EVENTS

38.1 – Merger of Transmissora Sul Litorânea de Energia S.A. (TSLE)

In April 2022, the Extraordinary General Meetings of the shareholders of CGT Eletrosul and TSLE approved the merger of TSLE by CGT Eletrosul. The operation was also approved by ANEEL through Authorizing Resolution No. 11,409, of March 22, 2022, which agreed to the transfer of the concession governed by Concession Agreement No. 20/2012, through this merger.

38.2 – Sale of Equity Interest in CEEE-T

In April 2022, Eletrobras sold all of its equity interest, which corresponded to 32.66%, in CEEE-T to CPFL Comercialização de Energia Cone Sul Ltda., as a result of a Public Offer for Acquisition (OPA) of shares. For the sale of the shares, Eletrobras received R$1,101,896. The sale of these shares is included in the Plan for the Disposal of Eletrobras’s minority equity interests and is within the scope of the initiative to sell interests in affiliated companies, under the terms of the Business and Management Master Plan (PDNG 2022-2026). Currently, the Company has R$644,208 recorded for CEEE-T assets, see Note 37.

38.3 - Furnas Fundraising

In April 2022, Eletrobras approved the fundraising in the amount of up to R$2,500,000, by its subsidiary Furnas, through three operations with the following institutions: 1) Banco Itaú, in the amount of R$500,000; 2) Banco do Brasil, in the amount of R$500,000; and 3) Banco do Brasil, in the amount of R$1,500,000. The funds obtained will be used to comply with the 2022 investment program, to pay more onerous debts and to provide for any cash needs of the subsidiary.

38.4 - Closing of SPE Manaus Construtora Ltda.

In April 2022, Chesf approved the closure of SPE Manaus Construtora Ltda. SPE Manaus Construtora, which completed its activities in 2014, held equity interests in Abengoa Construção Brasil Ltda. (50.5%), Eletronorte (30%) and Chesf (19.5%). The closure is within the scope of the initiative to rationalize Eletrobras’s equity interests, under the terms of the Business and Management Master Plan (PDNG 2022-2026).

38.5 – Approval at AGM of payment of dividends

In April 2022, the 62nd Annual Shareholders’ Meeting (AGM) of Eletrobras approved the proposal for the payment of dividends contained in the Management Proposal, in the total amount of R$1,340,958, to the Company’s shareholders holding preferential A and B shares and common shares, as provided for in the Company’s Bylaws (the “Dividends”). The amount of the Dividends approved by the 62nd AGM will be updated based on the positive variation of the SELIC rate, pro rata temporis, from December 31, 2021 to the date of actual payment, which may be made until December 31, 2022, as resolved by the shareholders at the General Meeting.

38.6 – Arbitration of SAESA

In April 2022, SAESA published a material fact about a lawsuit for the execution of an arbitration award. The lawsuit was filed against the Company by the Industrial Group of the Rio Madeira Complex (GICOM), in the amount of R$645,000. On April 11, 2022, SAESA filed an appeal for a “pre-execution exception”, in which the debt due was suspended until the Arbitral Tribunal’s assessment of SAESA and the civil Group’s requests for clarification in the arbitration, or until determination of the appeal is judged.

As a result of this enforcement action, on April 14, 2022, SAESA’s parent company, MESA, called an Extraordinary General Meeting to determine whether to increase the company’s capital in order to settle the debt of SAESA. The Extraordinary General Meeting occurred on April 29, 2022 and approved the capital increase in this investee in the amount of up to R$1,582,551. The proposed capital increase aims to cover the costs of the arbitral award, and the contribution will be made within 30 days. Depending on the proportion of the contribution made by the partners, Eletrobras may obtain indirect control of the investee MESA.

Therefore, Eletrobras recorded a provision for unsecured liabilities of R$729,188, related to the future contribution amount proportional to its participation in the investee as a legal obligation, under the terms of IAS 28 - Investment in Associates and Joint Ventures, in Subsidiary and Joint Venture. SAESA is an investee of the subsidiary Furnas.

On May 24, 2022 and May 25, 2022, respectively, the Board of Directors of Furnas and the Board of Directors of the Company approved: (i) the full exercise, by Furnas, of its preemptive right in relation to new shares, corresponding to 5,494,950,237 new shares of MESA and (ii) the subscription and payment, by Furnas, of the remainder of the exercise of MESA’s new shares that were not subscribed by the other MESA shareholders due to them not exercising their preemptive right.

The Furnas contract related to the debentures includes a event of default in case we or Furnas are called upon to (a) honor any of the corporate guarantees that was have provided, or (b) provide capital to any Associated Companies due to insufficient resources and/or overpricing of projects developed by the Associated Companies due to requests for capital contribution required by the creditors of such Affiliated Companies in connection with a debt instrument, a guarantee agreement or shareholder support instruments. This would also result in cross default of the debt of the Company. As of March 31, 2022, Furnas’ total debt amounted to R$7,034.3 million, and the Company total consolidated debt amounted to R$41,638.8 million.

The Company carried out the necessary procedures together with the trustee to obtain the Debenture Holders’ waivers, having held the meeting of Debenture holders on May 30, 2022 and June 6, 2022.

At the June 6, 2022 meeting of the Debenture holders, a waiver was obtained, removing the risk of maturity and immediate payment of its debts and the consequent material adverse effect on Furnas and the Company as a result of the cross acceleration or cross-default of its debt covenants.

On June 2, 2022, the Company subscribed 5,494,950,237 shares in the investee in the amount of R$ 681 million as approved in the Shareholder’s meeting of April 29, 2022.

The Company will wait for the communication of the investee related to the subscription to be made by the other shareholders in order to conclude if there will be the need to complement the amount not subscribed by the other shareholders. If there is the need of an additional capital increase it will occur two days after the subscription date, which is scheduled for June 7, 2022. Furnas is revising the terms of the shareholders’ agreement of the investee in order to make the required changes to obtain effective control of MESA, which will only be effective with the implementation of the changes in the mentioned shareholders’ agreement.

38.7 - Start of the Angra 3’s Power Plant Operation

In May 2022, Eletronuclear’s Executive Board approved and forwarded to the Board of Directors the adoption of February 2028 as the start date of the Angra 3’s Power Plant Operation, according to Appendix I of the Final Report of Product 2 of the Service A (Annex 1), which was prepared by the Consortium hired by BNDES for the Technical Due Diligence of Angra 3, as part of the scope of the studies being carried out by the Consortium to make the venture viable.